Defined Benefit Obligation and Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Defined benefit obligation (Note 28)	$ 282	$ 268
Long-term incentive accruals (Note 27)	4	4
Other	12	29
Total	$ 298	$ 301